April 27, 2007

VIA EDGAR

Mr. Mark Cowan, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0504

         Re:   MainStay VP Series Fund, Inc. (the "Fund")
               (FILE NO. 333-141510)

Dear Mr. Cowan:

On behalf of the MainStay VP Income & Growth Portfolio ("Portfolio"), a series of MainStay VP Series Fund, Inc. ("Fund"), a registered open-end management investment company, and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith for filing via EDGAR is a definitive proxy statement/prospectus and form of proxy for the Special Meeting of Shareholders of the Portfolio ("Special Meeting") to be held on July 11, 2006. The mailing of definitive copies of the proxy statement, form of proxy, and other soliciting materials is expected to begin on or about May 15, 2007.

The purpose of the Special Meeting is to ask shareholders of the MainStay VP Income & Growth Portfolio to provide instructions to the following proposal:

     1. To approve an Agreement and Plan of Reorganization providing for: (i) the acquisition of all of the assets and the assumption of all of the liabilities of the Income & Growth Portfolio by the MainStay VP ICAP Select Equity Portfolio (formerly, the MainStay VP Basic Value Portfolio), in exchange for shares of the ICAP Select Equity Portfolio to be distributed to the shareholders of the Income & Growth Portfolio by the ICAP Select Equity Portfolio; and (ii) the subsequent termination of the Income & Growth Portfolio.

No fee is required in connection with this filing.

This letter also responds to comments received from the staff ("Staff") of the U.S. Securities and Exchange Commission ("SEC") on April 18, 2007 (electronically) and April 19, 2007 (orally) with respect to the Fund's proxy statement/prospectus on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), and filed on March 22, 2007, and amended on April 20, 2007 and April 26, 2007. The Staff's comments, and our responses thereto, are provided below.

Mr. Mark Cowan, Esq.
April 27, 2007
Page 2


COMMENT 1      IN THE "SUMMARY" UNDER THE SUB-HEADING "IN CONSIDERING WHETHER TO
               APPROVE THE REORGANIZATION," WHERE IT STATES THAT SINCE DECEMBER
               31, 1997 THE SUBADVISER MANAGED A RETAIL FUND UTILIZING THE SAME
               STRATEGY AS THE VP ICAP SELECT EQUITY PORTFOLIO, PLEASE
               DESCRIBE HOW THAT RETAIL FUND HAS PERFORMED.

Response:      The requested change has been made in accordance with this comment.


COMMENT 2.     IN ADDITION TO HIGHLIGHTING THE DIFFERENCES IN DIVERSIFICATION
               RISK, PLEASE ALSO HIGHLIGHT THE DIFFERENCES IN TURNOVER RATE,
               DERIVATIVE INVESTING, USE OF LEVERAGE AND INVESTMENT IN FOREIGN
               SECURITIES.

Response:      The requested change has been made in accordance with this comment.


COMMENT 3.     PLEASE INSERT DISCLOSURE IN THE TABLE ENTITLED "COMPARISON OF
               FEES AND EXPENSES" CONFIRMING THAT THE FIVE BASIS POINT
               CONTRACTUAL WAIVER MAY BE MODIFIED OR TERMINATED ONLY WITH THE
               APPROVAL OF THE FUND'S BOARD OF DIRECTORS.

Response:      The requested change has been made in accordance with this comment.


COMMENT 4.     PLEASE RECONCILE THE APPARENT INCONSISTENCY WHERE IN THE "BOARD
               CONSIDERATIONS" SECTION THE DISCLOSURE STATES THAT THE BOARD TOOK
               NOTE OF THE FACT THAT THE INCOME AND GROWTH PORTFOLIO'S
               SHAREHOLDERS WERE LIKELY TO BENEFIT, IN THE NEAR TERM, ONLY AFTER
               APPLICATION OF A 5 BASIS POINT CONTRACTUAL WAIVER, AND IN THE
               FOOTNOTES FOLLOWING THE COMPARATIVE CHARTS ON PAGE 7 THE
               DISCLOSURE INDICATES ONLY A VOLUNTARY WAIVER.

Response:      The requested change has been made to reflect that the voluntary waiver has been made a contractual waiver, which may be modified or terminated only with the approval of the Board of Directors.

COMMENT 5.     PLEASE INDICATE TO THE SEC STAFF WHETHER ANY MINIMUM NUMBER OF
               CONTRACT OWNER VOTES MUST BE CAST BEFORE MIRROR VOTING WILL BE
               USED.

Response:      NYLIM staff confirmed to the SEC staff that no minimum number of contract owner votes must be cast before mirror voting will be used.


COMMENT 6.     PLEASE CORRECT THE APPARENT TYPO IN THE CHART ON PAGE 36. THE
               NUMBER STATED IS $13.11 AND IT APPEARS THAT IT SHOULD BE $13.71.

Response:      The requested change has been made.

Mr. Mark Cowan, Esq.
April 27, 2007
Page 3



COMMENT 7.     PLEASE ADD DISCLOSURE TO THE PRO FORMA CHARTS (PAGES 60-62)
               EXPLAINING THE NATURE OF THE AMOUNTS IN THE "ADJUSTMENTS" COLUMN,
               AND STATING THAT ALL PRO FORMA FINANCIAL STATEMENTS ARE
               "UNAUDITED."

Response:      The requested change has been made in accordance with this comment.


COMMENT 8.     PLEASE SEPARATELY IDENTIFY THE EXPENSES RELATED TO THE
               REORGANIZATION, AND PROVIDE AN EXPLANATORY FOOTNOTE AS TO HOW
               THEY WILL BE ALLOCATED.

Response:      The requested change has been made in accordance with this comment.

COMMENT 9.     PLEASE PROVIDE, IN WRITING, A STATEMENT FROM THE COMPANY
               ACKNOWLEDGING THAT: THE FUND IS RESPONSIBLE FOR THE ADEQUACY AND
               ACCURACY OF THE DISCLOSURE IN THE FILINGS; STAFF COMMENTS OR
               CHANGES TO DISCLOSURE IN RESPONSE TO STAFF COMMENTS IN THE
               FILINGS REVIEWED BY THE STAFF DO NOT FORECLOSE THE COMMISSION
               FROM TAKING ANY ACTION WITH RESPECT TO THE FILING; AND THE FUND
               MAY NOT ASSERT THIS ACTION AS DEFENSE IN ANY PROCEEDING INITIATED
               BY THE COMMISSION OR ANY PERSON UNDER THE FEDERAL SECURITIES LAWS
               OF THE UNITED STATES.

Response:      The requested statement has been made and is included as an exhibit to this letter.


                                    * * * * *

         The Staff has represented that it would grant an acceleration request and the Fund respectfully requests acceleration of the effectiveness of its registration statement to April 27, 2007, or as soon as practicable thereafter.

         Please do not hesitate to contact me at 973.394.4436 if you have any questions regarding any of the foregoing.


                                                 Sincerely,

                                                 /s/ Barry E. Simmons

                                                 Assistant Secretary
                                                 MainStay VP Series Fund, Inc.



Enclosures

                                                                         EXHIBIT

                          MAINSTAY VP SERIES FUND, INC.
                              169 LACKAWANNA AVENUE
                              PARSIPPANY, NJ 07054

April 27, 2007


Mr. Mark Cowan, Esq.
Senior Counsel
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:    MainStay VP Series Fund, Inc. (the "Fund")
       File Nos. 333-141510

Dear Mr. Cowan:

In connection with a response being made on behalf of MainStay VP Series Fund, Inc. (collectively, the "Registrant") to comments you provided with respect to Registrant's proxy statement/prospectus that was filed on Form N-14 under the Securities Act of 1933, as amended, and as filed with the Securities and Exchange Commission ("SEC") on March 22, 2007 (the "Filing"), the Registrant hereby acknowledges that:

         - the Registrant is responsible for the adequacy and the accuracy of the disclosure in the Filing;

         - comments of the staff of the Securities and Exchange Commission ("SEC Staff") or changes to disclosure in response to SEC Staff comments in the Filing reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the Filing; and

         - the Registrant may not assert SEC Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws.

Please do not hesitate to contact the undersigned at (973) 394-4436 if you have any questions concerning the foregoing.

                                             Sincerely,

                                             /s/ Barry E. Simmons

                                             Barry E. Simmons
                                             Assistant Secretary
                                             MainStay VP Series Fund, Inc.

cc:      Jeffrey A. Engelsman, Esq.
         Marguerite E. H. Morrison, Esq.
         Sander M. Bieber, Esq.